Document and Entity Information	Aug. 01, 2025
Details
Registrant CIK	0001131903
Registrant Name	Spectral Capital Corporation
SEC Form	8-K/A
Period End date	Aug. 01, 2025
Tax Identification Number (TIN)	51-0520296
Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this 'Amendment') amends the Current Report on Form 8-K of Spectral Capital Corporation (the 'Company') filed with the Securities and Exchange Commission on August 4, 2025 (the 'Original Report'), which reported the completion of the acquisition of 42 Telecom, Ltd. ('42 Telecom') pursuant to the terms of the acquisition agreement described therein. As indicated in the Original Report, the required financial statements of 42 Telecom and the related pro forma financial information were not included in the filing at that time. This Amendment is being filed to provide such financial statements and information in accordance with Item 9.01(a) and (b) of Form 8-K. Except as set forth in this Amendment to include the financial statements and pro forma financial information required by Item 9.01, the disclosures contained in the Original Report remain unchanged and are incorporated herein by reference.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-50274
Entity Address, Address Line One	701 Fifth Avenue
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	262-7799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	true